Earnings (Loss) Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Earnings (Loss) Per Share
15. Earnings (Loss) per Share
The computation of loss per share of Class A and Class X Common Stock is as follows (in thousands, except share and per share information):

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
Numerator:
Net loss	$(32,666)	$(33,859)	$(87,602)	$(149,259)
Denominator:
Weighted-average common shares outstanding, basic and diluted	6,178,622	6,158,987	6,215,874	6,143,563
Net loss per common share, basic and diluted	$(5.29)	$(5.50)	$(14.09)	$(24.30)
Basic net loss per common share is the same as dilutive net loss per common share for each of the three and nine months ended September 30, 2023 and 2022 as the inclusion of all potential common shares would have been antidilutive. The weighted average common shares outstanding (basic and diluted) in the above table exclude the 160,000 shares that were forfeited by Mr. Daikeler for the period of time after they were forfeited (June 15, 2023).
The following table presents the common shares that are excluded from the computation of diluted net loss per common share as of the periods presented because including them would have been antidilutive:

	September 30,
	2023	2022
Options	1,247,646	1,018,373
RSUs	281,062	63,184
Compensation warrants	79,613	79,613
Public and private placement warrants	306,667	306,667
Term Loan warrants	94,335	94,335
Earn-out shares	75,000	75,000

	2,084,323	1,637,172

See Note 11,
Equity-Based Compensation
, for additional information on the Performance-Vesting Options.

Note 21. Earnings (Loss) per Share
The computation of loss per share of Class A and Class X Common Stock is as follows (in thousands, except share and per share information):

	Year Ended December 31,
	2022	2021	2020
Numerator:
Net loss	$(194,192)	$(228,382)	$(21,432)
Denominator:
Weighted-average common shares outstanding, basic and diluted	6,149,784	5,507,175	4,790,802
Net loss per common share, basic and diluted	$(31.58)	$(41.47)	$(4.47)
Basic net loss per common share is the same as dilutive net loss per common share for the years ended December 31, 2022, 2021 and 2020 as the inclusion of all potential common shares would have been antidilutive.
The following table presents the common shares that are excluded from the computation of diluted net loss per common share as of the periods presented because including them would have been antidilutive:

	Year Ended December 31,
	2022	2021	2020
Options	968,292	835,061	683,375
RSUs	63,184	11,474	—
Compensation warrants	79,613	79,613	79,613
Public and Private Placement Warrants	306,667	306,667	—
Term Loan warrants	94,335	—	—
Preferred units	—	—	676,560
Forest Road Earn-out Shares	75,000	75,000	—

	1,587,091	1,307,815	1,439,548